Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” are to be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus are to be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” are to be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbols: PDLAX (Class A) PDLBX (Class B) PDLCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31,

2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus is to be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is to be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” is to be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund are to be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, is to be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply with some or all of the investment restrictions and policies described above as NFJ transitions the Fund’s portfolio.

Disclosure Relating to the Allianz Global Investors Value Fund and Allianz NFJ Large-Cap Value Funds

PROPOSED REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS VALUE FUND

INTO THE ALLIANZ NFJ LARGE-CAP VALUE FUND

On September 18, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The Acquired Fund and the Acquiring Fund have the same advisory, administrative and distribution and/or servicing (12b-1) fee rates, although the Funds have different administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Administrative Fees.” During the fiscal year ending June 30, 2008, the Acquiring Fund’s total expense ratio with respect to Class A, Class B and Class C shares was 0.01% lower than the Acquired Fund’s total expense ratio due to the Acquiring Fund’s different administrative fee breakpoint schedule and larger asset base.

Prior to the Reorganization, the Acquired Fund’s portfolio is being restructured, resulting in transaction costs to the Fund (and to the Acquiring Fund, to the extent that such transactions occur after the Reorganization) and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of restructuring, the Acquired Fund’s portfolio may not comply with some or all of its investment restrictions and policies as NFJ transitions the Fund’s portfolio.

Prior to the Reorganization, the Acquired Fund will sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use the Acquired Fund’s historical losses to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the RCM Wellness Fund

(formerly known as the RCM Healthcare Fund)

The information relating to the RCM Wellness Fund contained in the table under “Management of the Funds—Sub-Advisers—RCM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Wellness Fund	Ken Tsuboi, CFA (Lead)	2007	Director and Senior Research Analyst. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996-2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA	1999-2004, 2005	Senior Research Analyst & Lead Portfolio Manager, Healthcare. Dr. Dauchot re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. He first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	September, 2008	Research Analyst, Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, Dan was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven-person Investment Policy Committee. Prior to joining SG Cowen, Dan worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MSc in International Relations, with Distinction, from the London School of Economics and Political Science. Dan is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	September, 2008	Research Analyst, Biotechnology. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, He was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin. Paul is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” are to be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus are to be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” are to be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbols: PVLDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31,

2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus is to be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is to be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” is to be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund are to be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, is to be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply with some or all of the investment restrictions and policies described above as NFJ transitions the Fund’s portfolio.

Disclosure Relating to the Allianz Global Investors Value Fund and Allianz NFJ Large-Cap Value Funds

PROPOSED REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS VALUE FUND

INTO THE ALLIANZ NFJ LARGE-CAP VALUE FUND

On September 18, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The Acquired Fund and the Acquiring Fund have the same advisory, administrative and distribution and/or servicing (12b-1) fee rates, although the Funds have different administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Administrative Fees.” During the fiscal year ending June 30, 2008, the Acquiring Fund’s total expense ratio with respect to Class D shares was 0.01% lower than the Acquired Fund’s total expense ratio due to the Acquiring Fund’s different administrative fee breakpoint schedule and larger asset base.

Prior to the Reorganization, the Acquired Fund’s portfolio is being restructured, resulting in transaction costs to the Fund (and to the Acquiring Fund, to the extent that such transactions occur after the Reorganization) and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of restructuring, the Acquired Fund’s portfolio may not comply with some or all of its investment restrictions and policies as NFJ transitions the Fund’s portfolio.

Prior to the Reorganization, the Acquired Fund will sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use the Acquired Fund’s historical losses to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the RCM Wellness Fund

(formerly known as the RCM Healthcare Fund)

The information relating to the RCM Wellness Fund contained in the table under “Management of the Funds—Sub-Advisers—RCM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Wellness Fund	Ken Tsuboi, CFA (Lead)	2007	Director and Senior Research Analyst. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996-2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA	1999-2004, 2005	Senior Research Analyst & Lead Portfolio Manager, Healthcare. Michael re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. Michael first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	September, 2008	Research Analyst, Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, Dan was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven-person Investment Policy Committee. Prior to joining SG Cowen, Dan worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MSc in International Relations, with Distinction, from the London School of Economics and Political Science. Dan is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	September, 2008	Research Analyst, Biotechnology. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, He was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin. Paul is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” are to be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus are to be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” are to be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbol: PPVRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31,

2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus is to be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is to be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” is to be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund are to be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, is to be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply with some or all of the investment restrictions and policies described above as NFJ transitions the Fund’s portfolio.

Disclosure Relating to the Allianz Global Investors Value Fund and Allianz NFJ Large-Cap Value Funds

PROPOSED REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS VALUE FUND

INTO THE ALLIANZ NFJ LARGE-CAP VALUE FUND

On September 18, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The Acquired Fund and the Acquiring Fund have the same advisory, administrative and distribution and/or servicing (12b-1) fee rates, although the Funds have different administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Administrative Fees.” During the fiscal year ending June 30, 2008, the Acquiring Fund’s total expense ratio with respect to Class R shares was 0.02% lower than the Acquired Fund’s total expense ratio due to the Acquiring Fund’s different administrative fee breakpoint schedule and larger asset base.

Prior to the Reorganization, the Acquired Fund’s portfolio is being restructured, resulting in transaction costs to the Fund (and to the Acquiring Fund, to the extent that such transactions occur after the Reorganization) and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of restructuring, the Acquired Fund’s portfolio may not comply with some or all of its investment restrictions and policies as NFJ transitions the Fund’s portfolio.

Prior to the Reorganization, the Acquired Fund will sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use the Acquired Fund’s historical losses to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE OCC INTERNATIONAL EQUITY FUND

The OCC International Equity Fund liquidated at the close of business on September 15, 2008, and is no longer a series of the Trust.

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” are to be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus are to be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” are to be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbols: PDLIX (Inst. Class) PVLAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31,

2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus is to be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is to be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” is to be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund are to be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, is to be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply with some or all of the investment restrictions and policies described above as NFJ transitions the Fund’s portfolio.

Disclosure Relating to the Allianz Global Investors Value Fund and Allianz NFJ Large-Cap Value Funds

PROPOSED REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS VALUE FUND

INTO THE ALLIANZ NFJ LARGE-CAP VALUE FUND

On September 18, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The Acquired Fund and the Acquiring Fund have the same advisory, administrative and distribution and/or servicing (12b-1) fee rates, although the Funds have different administrative fee breakpoint schedules as set forth in the prospectus under “Management of the Funds—Administrative Fees.” During the fiscal year ending June 30, 2008, the Acquiring Fund’s total expense ratio with respect to Institutional Class and Administrative Class shares was 0.01% lower than the Acquired Fund’s total expense ratio due to the Acquiring Fund’s different administrative fee breakpoint schedule and larger asset base.

Prior to the Reorganization, the Acquired Fund’s portfolio is being restructured, resulting in transaction costs to the Fund (and to the Acquiring Fund, to the extent that such transactions occur after the Reorganization) and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of restructuring, the Acquired Fund’s portfolio may not comply with some or all of its investment restrictions and policies as NFJ transitions the Fund’s portfolio.

Prior to the Reorganization, the Acquired Fund will sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use the Acquired Fund’s historical losses to offset gains of the combined fund may be limited.

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares (as defined for purposes of the Investment Company Act of 1940) of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class P Shares of Allianz International/Sector Stock Funds

Dated July 1, 2008

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE OCC INTERNATIONAL EQUITY FUND

The OCC International Equity Fund liquidated at the close of business on September 15, 2008, and is no longer a series of the Trust.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the

Statement of Additional Information

Dated July 1, 2008

This supplement replaces the supplement dated August 1, 2008.

Disclosure Related to the Allianz Global Investors Value Fund

(formerly OCC Value Fund)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectuses.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and all references in the prospectus and the Statement of Additional Information to “OCC Value Fund” are to be replaced with “Allianz Global Investors Value Fund.”

Information regarding other accounts managed by Messrs. Partenheimer, Fischer, Magnuson and Oliver is currently contained in the Statement of Additional Information. Information, as of August, 2008, regarding Messrs. Partenheimer’s, Fischer’s, Magnuson’s and Oliver’s ownership of securities of the Fund is provided in the table below.

Securities Ownership

Allianz Global Investors Value	Dollar Range of Equity Securities
Thomas W. Oliver	None
Jeffrey S. Partenheimer	None
Benno J. Fischer	None
Paul A. Magnuson	None

Disclosure Relating to the RCM Wellness Fund

(formerly known as the RCM Healthcare Fund)

The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Ken Tsuboi (as Lead), Michael Dauchot, Dan Hunt and Paul A. Wagner share primary responsibility for management of the RCM Wellness Fund.

Information, as of June 30, 2008, regarding other accounts managed by these Portfolio Managers, as well as their ownership of securities of the RCM Wellness Fund, is provided in the tables below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Ken Tsuboi, CFA	0	0	0	0	1	85,993
Michael Dauchot, MD, CFA	0	0	6	77,818	2	199,018
Dan Hunt	0	0	0	0	0	0
Paul A. Wagner, PhD, CFA	0	0	0	0	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Ken Tsuboi, CFA	0	0	0	0	0	0
Michael Dauchot, MD, CFA	0	0	0	0	0	0
Dan Hunt	0	0	0	0	0	0
Paul A. Wagner, PhD, CFA	0	0	0	0	0	0

Securities Ownership

RCM Wellness Fund	Dollar Range of Equity Securities
Ken Tsuboi, CFA	$1-$10,000
Michael Dauchot, MD, CFA	$10,001-$50,000
Dan Hunt	0
Paul A. Wagner, PhD, CFA	0

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

This supplement replaces the supplement dated August 1, 2008.

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” is to be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range

Value Stock Funds	Allianz Global Investors Value Fund	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

In addition, the reference to “OCC Value” as the underlying fund in the table “Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares)” in the section “Management of the Fund – Underlying Fund Expenses” is to be replaced with “Allianz Global Investors Value.”

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 22, 2008

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

DISCLOSURE RELATED TO THE ALLIANZ GLOBAL INVESTORS VALUE FUND (FORMERLY OCC VALUE FUND)

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change took place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund terminated, and NFJ entered into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund changed to “Allianz Global Investors Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” is to be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range

Value Stock Funds	Allianz Global Investors Value Fund	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

In addition, the reference to “OCC Value” as the underlying fund in the table “Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares)” in the section “Management of the Fund – Underlying Fund Expenses” is to be replaced with “Allianz Global Investors Value.”